Commitments & Contingencies (Details) - USD ($)			9 Months Ended
	Mar. 15, 2021	Dec. 31, 2020	Sep. 30, 2021
Underwriting agreement			On March 15, 2021, the Company paid a fixed underwriting discount of $0.20 per Unit, or $6,900,000 in the aggregate. Additionally, a deferred underwriting discount of $0.35 per Unit, or $12,075,000 in the aggregate, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.
Gross proceeds from stock issued			$ 25,000
IPO [Member]
Underwriters discount percentage		2.00%
Gross proceeds from stock issued		$ 6,000,000
IPO [Member] | Subsequent Event [Member]
Underwriters option period	45 days
Stock issued during period shares to underwriters	4,500,000
Underwriters discount percentage	3.50%
Gross proceeds from stock issued	$ 10,500,000
Over-Allotment Option [Member]
Gross proceeds from stock issued		$ 6,900,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Gross proceeds from stock issued	$ 12,075,000